GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Goodwill by Reporting Sector
The change in goodwill by reporting segment for 2016 and 2015 was as follows:

	Engineering & Construction	Fabrication Services	Total
Balance at December 31, 2014	$2,339,246	$465,415	$2,804,661
Impairment charges (described below) (1)	(453,100)	—	(453,100)
Amortization of tax goodwill in excess of book goodwill	(3,789)	(348)	(4,137)
Foreign currency translation and other	(22,176)	—	(22,176)
Balance at December 31, 2015	$1,860,181	$465,067	$2,325,248
Amortization of tax goodwill in excess of book goodwill	(338)	(2)	(340)
Foreign currency translation and other	(9,570)	—	(9,570)
Balance at December 31, 2016	$1,850,273	$465,065	$2,315,338

(1)
At December 31, 2016, we had approximately $453,100 of cumulative impairment losses, which were recorded in our Engineering & Construction operating group during 2015 related to the sale of our Nuclear Operations on December 31, 2015.

Finite- Lived Intangible Assets Balances Including Weighted- Average Useful Lives
The following table presents our acquired finite-lived intangible assets at December 31, 2016 and 2015, including the December 31, 2016 weighted-average useful lives for each major intangible asset class and in total:

		December 31, 2016		December 31, 2015
	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Backlog and customer relationships (1)	18 Years	$93,700	$(20,073)	$101,686	$(22,546)
Process technologies	20 Years	400	(78)	400	(58)
Tradenames	6 Years	15,718	(9,531)	15,718	(7,258)
Total (2)	17 Years	$109,818	$(29,682)	$117,804	$(29,862)

(1)
Backlog and customer relationships intangibles totaling approximately $8,000 became fully amortized during 2016 and were therefore removed from the December 31, 2016 gross carrying and accumulated amortization balances above.

(2)
The remaining decrease in other intangibles, net during 2016 primarily related to amortization expense of approximately $7,800. Amortization expense for our intangibles existing at December 31, 2016 is anticipated to be approximately $7,700, $7,700, $5,700, $5,400 and $5,200 for 2017, 2018, 2019, 2020 and 2021, respectively.